Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 12,672,067	R$ 8,315,094
Financial liabilities	(28,170,794)	(24,946,422)
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,867,670	5,246,567
Financial liabilities	(6,788,296)	(4,276,118)
Cost [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,852,114	3,203,907
Cost [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,853,343	1,291,580
Cost [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,162,213	751,080
Financial liabilities	(115,085)	(295,844)
Cost [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,556,669)	(3,813,467)
Cost [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(116,542)	(166,807)
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,867,670	5,246,567
Financial liabilities	(6,671,754)	(4,109,311)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,852,114	3,203,907
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,853,343	1,291,580
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,162,213	751,080
Financial liabilities	(115,085)	(295,844)
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,556,669)	(3,813,467)
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(116,542)	(166,807)
Fair value [member] | Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (116,542)	R$ (166,807)